Trading revenues (Tables)	3 Months Ended
Jun. 30, 2012
Trading revenues
Trading revenues
in	2Q12	1Q12	2Q11	6M12	6M11

Trading revenues (CHF million)

Interest rate products	636	(332)	1,389	304	2,452

Foreign exchange products	(554)	1,037	(1,562)	483	(884)

Equity/index-related products	757	185	689	942	1,202

Credit products	162	(990)	317	(828)	(158)

Commodity, emission and energy products	17	71	232	88	306

Other products	138	218	51	356	209

Trading revenues	1,156	189	1,116	1,345	3,127

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.